Expense Example	Jan. 28, 2026 USD ($)
Thornburg Global Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 579
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,979
Thornburg Global Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,493
Thornburg Global Opportunities Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,298
Thornburg Global Opportunities Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,215
Thornburg International Equity Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	562
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	1,875
Thornburg International Equity Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	2,454
Thornburg International Equity Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,173
Thornburg International Equity Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,070
Thornburg Better World International Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	588
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,212
Thornburg Better World International Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,904
Thornburg Better World International Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,470
Thornburg International Growth Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	586
Expense Example, with Redemption, 3 Years	873
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,054
Thornburg International Growth Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	341
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,357
Expense Example, with Redemption, 10 Years	2,909
Thornburg International Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,330
Thornburg International Growth Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,259
Thornburg Developing World Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,262
Thornburg Developing World Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	336
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,401
Expense Example, with Redemption, 10 Years	3,014
Thornburg Developing World Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	1,587
Thornburg Developing World Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,505
Thornburg Investment Income Builder Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	562
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	1,785
Thornburg Investment Income Builder Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,222
Thornburg Investment Income Builder Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Thornburg Investment Income Builder Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,047
Thornburg Summit Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	543
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,317
Expense Example, with Redemption, 10 Years	2,432
Thornburg Summit Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,421
Thornburg Ultra Short Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,238
Thornburg Ultra Short Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	659
Thornburg Limited Term U.S. Government Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	779
Expense Example, with Redemption, 10 Years	1,467
Thornburg Limited Term U.S. Government Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	993
Expense Example, with Redemption, 10 Years	2,241
Thornburg Limited Term U.S. Government Fund - Class C2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,638
Expense Example, with Redemption, 10 Years	3,646
Thornburg Limited Term U.S. Government Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	868
Thornburg Limited Term Income Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,158
Thornburg Limited Term Income Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
Thornburg Limited Term Income Fund - Class C2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	1,750
Thornburg Limited Term Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	661
Thornburg Limited Term Income Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	587
Thornburg Core Plus Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	3,436
Expense Example, with Redemption, 5 Years	5,719
Expense Example, with Redemption, 10 Years	9,496
Thornburg Core Plus Bond Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,689
Expense Example, with Redemption, 10 Years	3,733
Thornburg Core Plus Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	1,006
Thornburg Core Plus Bond Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	1,169
Expense Example, with Redemption, 5 Years	2,279
Expense Example, with Redemption, 10 Years	5,018
Thornburg Strategic Income Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	549
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	988
Expense Example, with Redemption, 10 Years	1,642
Thornburg Strategic Income Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
Thornburg Strategic Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	894
Thornburg Strategic Income Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	832
Thornburg Short Duration Municipal Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,655
Thornburg Short Duration Municipal Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	785
Thornburg Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,169
Thornburg Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Thornburg Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	2,116
Thornburg Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Thornburg Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,292
Thornburg Intermediate Municipal Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,673
Thornburg Intermediate Municipal Fund - Class C2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,431
Thornburg Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	805
Thornburg Strategic Municipal Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,617
Thornburg Strategic Municipal Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	2,371
Thornburg Strategic Municipal Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,168
Thornburg California Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,357
Thornburg California Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	2,563
Thornburg California Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,180
Thornburg California Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	884
Thornburg New Mexico Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,487
Thornburg New Mexico Intermediate Municipal Fund - Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,701
Thornburg New Mexico Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	956
Thornburg New York Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	1,876
Thornburg New York Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,408
Thornburg Global Opportunities Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	2,686
Thornburg Global Opportunities Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	2,276
Thornburg Global Opportunities Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,551
Thornburg International Equity Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,914
Thornburg International Equity Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,679
Thornburg International Equity Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,396
Thornburg International Growth Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	2,629
Thornburg International Growth Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,058
Expense Example, with Redemption, 10 Years	2,382
Thornburg International Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	2,009
Thornburg Developing World Fund Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	2,328
Thornburg Investment Income Builder Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,873
Thornburg Investment Income Builder Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,689
Thornburg Investment Income Builder Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,322
Thornburg Limited Term U.S. Government Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	2,192
Thornburg Limited Term U.S. Government Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	1,100
Expense Example, with Redemption, 10 Years	2,519
Thornburg Limited Term U.S. Government Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,327
Thornburg Limited Term Income Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,320
Thornburg Limited Term Income Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,319
Thornburg Limited Term Income Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	862
Thornburg Strategic Income Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	738
Expense Example, with Redemption, 5 Years	1,374
Expense Example, with Redemption, 10 Years	3,087
Thornburg Strategic Income Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	2,545
Thornburg Strategic Income Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,026
Thornburg Emerging Markets Managed Account Fund - Class SMA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Thornburg High Income Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Thornburg Investment Grade Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Thornburg Municipal Managed Account Fund - Class SMA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0